BASIC AND DILUTED NET LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Numerator:
Net loss for basic and diluted loss per share		$ (35,970)	$ (54,833)
Denominator:
Weighted average number of Class A ordinary shares used in computing basic net loss per share (in shares)	[1]	11,934,325	9,996,616
Weighted average number of Class A ordinary shares used in computing diluted net loss per share (in shares)	[1]	11,934,325	9,996,616
Weighted average number of shares excluded from calculation of diluted loss per share (in shares)		6,503,966	2,104,132
Class A Ordinary Shares
Denominator:
Weighted average number of Class A ordinary shares used in computing basic net loss per share (in shares)		11,934,325	9,996,616
Weighted average number of Class A ordinary shares used in computing diluted net loss per share (in shares)		11,934,325	9,996,616
Basic net loss per Class A ordinary shares (in USD per share)	[1]	$ (3.01)	$ (5.49)
Diluted net loss per Class A ordinary shares (in USD per share)	[1]	$ (3.01)	$ (5.49)

[1]	Prior period results have been retroactively adjusted to reflect the 1:30 stock reverse split effected on October 18, 2023. See also Note 1 General, for details.